Interests in Structured Entities - Additional Information (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of unconsolidated structured entities [Line Items]
Investment in startup capital of mutual funds	$ 1,711	$ 1,918
Retail mutual fund assets under management	182,219	191,507
Hancock Victoria Plantations Holdings PTY Limited [Member]
Disclosure of unconsolidated structured entities [Line Items]
Consolidated timber assets	$ 920	$ 884